ACQUISITIONS - IP Liquidity (Details) - IP Liquidity			3 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	May 02, 2014 USD ($) payment shares	Sep. 30, 2014 USD ($)	Dec. 31, 2016 USD ($)
Acquisitions
Ownership Interest Controlling Owners		100.00%
Number of cash payments made | payment		2
Consideration paid	$ 2,850,000	$ 5,225,000
Maximum possible amount of future payments		250,000,000
Promissory note issued		2,375,000
Promissory note amount upon late payment		$ 2,850,000
Payment agreement to extend maturity date			$ 249,375
Note term			30 days
Aggregate purchase price				$ 6,653,078
Series B Convertible Preferred Stock
Acquisitions
Preferred stock shares issued | shares		391,000